NOTES RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2022
Notes Receivable
DISCLOSURE OF NOTES RECEIVABLE

	Start Date	Maturity Date	Rate	Principal	Interest	Accretion	Impairment recovery	Repayments	Total
Note 1(1)	2021-04-21	2022-10-21	0%	$181,222	$-	$7,309	$-	$-	$188,531
Note 2(1)	2021-09-22	2024-09-22	5%	967,139	23,592	13,466	-	-	1,004,197
Note 3	2021-11-17	2022-04-26	8%	-	21,370	-	771,260	(450,000)	342,630
Total				$1,148,361	$44,962	$20,775	$771,260	$(450,000)	$1,535,358

(1)	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.

	Current assets	Non-Current assets
Note 1	$188,531	$-
Note 2	-	1,004,197
Note 3	342,630	-
	$531,161	$1,004,197